Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024
	US$	US$
Accounts receivable	734,109	779,636
Allowance for expected credit losses	(13,864)	(326,813)
Accounts receivable, net	720,245	452,823

Movements of allowance for expected credit losses were as follows:

	As of December 31,
	2023	2024
	US$	US$
Balance, beginning of the year	—	13,864
Addition	13,864	311,539
Exchange realignment	—	1,410
Balance, end of year	13,864	326,813

Accounts receivable, net as of December 31, 2023 and 2024 are aged within one year. Up to April 30, 2025, US$121,389 or 15.6% of the accounts receivable as of December 31, 2024 were settled.